ENDEAVOR SERIES TRUST

                   Supplement to Prospectus dated May 1, 2001



     Effective January 1, 2002, Endeavor Management Co. will merge into AEGON/ Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers") which will become the Trust's Manager. Both Endeavor Management Co. and AEGON/Transamerica Advisers are indirect wholly-owned subsidiaries of AEGON USA, Inc. As a result of the merger, there will be no change in the administration of the Trust by the current officers of Endeavor Management Co. AEGON/Transamerica Advisers is located at 570 Carillon Parkway, St. Petersburg, Florida 33716.

Date: December 31, 2001

                              ENDEAVOR SERIES tRUST

           Supplement to Statement of Additional Information dated May 1, 2001


     Effective January 1, 2002, as a result of a merger, all references to Endeavor Management Co. are changed to AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers). AEGON/Transamerica Advisers is an indirect wholly owned subsidiary of AEGON USA, Inc., an affiliate of Transamerica Life Insurance Company.

     The section of the Statement of Additional Information titled "Management of the Fund-Trustees and Officers" is amended to remove the discussion of P. Michael Pond as Executive Vice-President-Administration and Compliance and inserting the following:




---------------------------------------- ------------------------------------- --------------------------------------

         Name, Age and Address             Position(s) Held with Registrant    Principal Occupation(s) During Past
         ---------------------                                   ----------                            -----------
                                                                                              5 Years

---------------------------------------- ------------------------------------- --------------------------------------
---------------------------------------- ------------------------------------- --------------------------------------
Brian Scott (58)                               Executive Vice President        President of Endeavor Management Co.
                                                                                from June, 2001 to December, 2001;
                                                                               President of AEGON/Transamerica Fund
                                                                                 Advisers, Inc. since June, 2001;
                                                                               from June, 1992 to June, 2001, Chief
                                                                                Marketing Officer of the Financial
                                                                                 Markets Division of AEGON Group.
---------------------------------------- ------------------------------------- --------------------------------------






         Date:  December 31, 2001